Share-based payments - Movements during the year - RSUs (Details) - RSUs											11 Months Ended	12 Months Ended
	Nov. 19, 2018 USD ($)	Sep. 13, 2018 USD ($)	May 23, 2018 USD ($)	Dec. 07, 2017 USD ($)	Sep. 07, 2017 USD ($)	May 22, 2017 USD ($)	Apr. 05, 2017 USD ($)	Nov. 18, 2016 USD ($)	Sep. 12, 2016 USD ($)	May 25, 2016 USD ($)	Dec. 06, 2016 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments Y	Dec. 31, 2017 USD ($) EquityInstruments Y $ / shares	Dec. 31, 2016 USD ($) EquityInstruments Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period | EquityInstruments											30,451,268	28,701,097	26,489,152	30,451,268
Granted during the period | EquityInstruments												8,068,466	14,055,477	8,738,247
Forfeited during the period | EquityInstruments												(4,582,729)	(950,412)	(1,124,847)
Exercised during the period | EquityInstruments												(12,333,620)	(10,893,120)	(11,575,516)
Outstanding at end of period | EquityInstruments												19,853,214	28,701,097	26,489,152
Outstanding at beginning of period, WAFV | $											$ 0.99	$ 1.05	$ 0.98	$ 0.99
Granted during the period, WAFV | $	$ 0.87	$ 1.09	$ 1.30	$ 1.31	$ 1.01	$ 1.09	$ 1.24	$ 1.39	$ 1.11	$ 0.82		1.27	1.11	0.86
Forfeited during the period, WAFV | $												1.07	1.04	0.98
Exercised during the period, WAFV | $												1.03	0.97	0.91
Outstanding at end of period, WAFV | $												$ 1.12	$ 1.05	$ 0.98
Weighted average remaining contractual life												8 years 3 months 15 days	8 years 6 months 4 days	8 years 4 months 13 days
Weighted average closing price prior to exercise | $ / shares											$ 1.33		$ 1.29	$ 0.83
Dividend yield (%)												0.00%	0.00%	0.00%
Expected volatility												39.77%	39.45%	39.66%
Risk-free interest rate												2.54%	1.24%	0.90%
Expected life of share options | Y												2	2	2